TAXATION - Additional Information - Singapore (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
TAXATION
Statutory income tax rate (in percent)	25.00%
Singapore
TAXATION
Statutory income tax rate (in percent)	17.00%
Withholding tax	¥ 0